Other Financial Items, Net - Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ (54,543)	$ (38,037)
Amortization of debt guarantee	3,375	942
Financing arrangement fees and other costs	(611)	(4,375)
Foreign exchange losses on operations	(614)	(1,089)
Others	(164)	205
Other financial items, net	1,986	(4,317)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	(44,169)	(16,714)
Interest (expense)/income on undesignated interest rate swaps	(3,640)	5,698
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	(5,051)	(30,552)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivative instruments	$ (1,683)	$ 3,531